ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Sep. 18, 2021	Jul. 31, 2023	Feb. 28, 2022	Sep. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 07, 2022	Jan. 31, 2022	Jun. 30, 2021	Jun. 09, 2021
Product Information [Line Items]
Disposition of iASPEC						$ 1,138,915	$ 3,000,000.0
Aggregate exercise price				$ 1,800,000
Stock issued during period shares restricted stock award gross			20,154
Net loss					$ 1,809,030	2,000,555
Net cash used in operating activities					670,271	5,134,364
Working capital deficiency					1,300,000		$ 200,000
Revolving Credit Facility [Member]
Product Information [Line Items]
Maximum borrowing capacity		$ 2,600,000			$ 6,800,000
Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Taoping New Media Co Ltd [Member]
Product Information [Line Items]
Revenue percentage					92.80%
Taoping Inc. [Member]
Product Information [Line Items]
Stock issued during period shares restricted stock award gross	61,225
Stock issued during period, value, restricted stock award, gross	$ 1,800,000
IASPECS [Member]
Product Information [Line Items]
Ownership percentage								100.00%
Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Shares outstanding, percentage										24.60%	24.60%
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Product Information [Line Items]
Right to sell ordinary shares		1,000,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Product Information [Line Items]
Right to sell ordinary shares		$ 10,000,000
Taoping New Media Co Ltd [Member]
Product Information [Line Items]
Equity interest acquired, percentage										100.00%	100.00%
Taoping New Media Co Ltd [Member] | Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Equity interest acquired, percentage										51.00%	51.00%
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member]
Product Information [Line Items]
Equity interest acquired, percentage									100.00%
Net loss					$ 100,000	$ 70,000.00